REVENUES	6 Months Ended
Jun. 30, 2019
Revenue From Contract With Customer [Abstract]
REVENUES

NOTE 3 — REVENUES

Revenues disaggregated by category were as follows (in thousands):

	For the three months ended June 30,		For the six months ended June 30,
	2019	2018	2019	2018
Endari®	$5,764	$2,370	$10,966	$3,060
Other	105	201	210	292
Revenues, net	5,869	2,571	11,176	3,352

The following table summarizes the revenue allowance and accrual activities for the six months ended June 30, 2019 (in thousands):

	Trade Discounts, Allowances and Chargebacks	Government Rebates and Other Incentives	Returns	Total
Balance as of December 31, 2018	$303	$1,880	$181	$2,363
Provision related to sales in the current year	649	1,625	121	2,395
Adjustments related prior period sales	—	(976)	—	(976)
Credit and payments made	(614)	(1,157)	—	(1,771)
Balance as of June 30, 2019	$338	$1,372	$302	$2,011

The following table summarizes revenues attributable to each of our customers who accounted for 10% or more of our total revenues (as a percentage of total revenues):

	For the three months ended June 30,		For the six months ended June 30,
	2019	2018	2019	2018
AmerisourceBergen Specialty Group	61%	89%	61%	88%
McKesson Plasma and Biologics LLC	23%	—	20%	—